Remuneration of senior management and non-executive directors - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) participant	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Executive director
Disclosure of transactions between related parties [line items]
Number of participants in a non-contributory pension scheme established for UK employees (participant)	1
Number of participants in a US defined benefit pension plan and retirement savings plan for US employees (participant)	1
Senior management and non-executive directors
Disclosure of transactions between related parties [line items]
Short term employee benefits, for loss of office | $	$ 0.0	$ 2.2	$ 0.0